Investment Risks and Uncertainties	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Risk and Uncertainty [Line Items]
Investment Risks and Uncertainties	INVESTMENT RISKS AND UNCERTAINTIES
The Plan invests in various investment securities which, in general, are exposed to various risks, such as interest rate risk, credit risk, and overall market volatility. Due to the level of risk associated with investment securities, it is reasonably possible that changes in the values of certain investment securities will occur in the near term and such changes could materially affect the amounts reported in the statement of net assets available for benefits and statement of changes in net assets available for benefits.